Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 221,312	$ 3,274,287
Accounts receivable, net
Other receivables	55,740	105,149
Loans to third parties, net	2,450,000
Prepayments	27,329	9,470
Due from related parties		81,756
Total current assets	2,754,381	3,470,662
Non-current assets
Property and Equipment, net	11,074	108,467
Intangible assets, net		806
Property and equipment, net		3,031
Goodwill
Deferred Tax Assets
Total assets	2,765,455	3,582,966
Current liabilities:
Accrued payroll		168,016
Advance from customers
Other payables and accruals	122,252	244,370
Due to related party	100	358,241
Income tax payable		1,053,249
Total current liabilities	122,352	1,823,876
Provision of other liabilities		1,127,945
Deferred tax liabilities
Total liabilities	122,352	2,951,821
STOCKHOLDERS’ DEFICIT
Common stock, $.00001 par value, 34,441,711 shares authorized; 1,284,970 voting and 80,000 non-voting issued and outstanding at December 31, 2021 and 1,204,985 voting 80,000 non-voting issued and outstanding at December 31, 2020	37,679	32,031
Additional paid-in capital	36,524,982	32,931,128
Statutory reserve	3,032,854	3,032,854
Accumulated deficit	(36,683,506)	(34,537,976)
Accumulated other comprehensive (loss) income	(268,906)	(826,892)
Total Shareholders’ Equity	2,643,103	631,145
Total liabilities stockholders’ deficit	2,765,455	3,582,966
Freight App Inc [Member]
Current assets:
Cash and cash equivalents	3,152,993	2,766,491
Restricted cash in escrow	175,000	175,000
Accounts receivable, net	2,893,619	1,587,305
Accounts receivable – related party		24,010
Unbilled receivables	1,252,469	1,019,010
Prepaid expenses and other current assets	1,047,219	540,519
Total current assets	8,521,300	6,112,335
Non-current assets
Property and Equipment, net	53,449	56,119
Intangible assets, net	7,985	8,797
Capitalized software, net	591,002	419,888
Other long-term assets	107,106
Property and equipment, net	53,449	56,119
Security deposits	7,818	7,818
Total assets	9,288,660	6,604,957
Current liabilities:
Accounts payable	2,112,318	1,701,627
Accounts payable – related party	139,771	29,890
Accrued expenses	939,107	782,497
Short-term borrowings	1,731,881	1,300,015
Notes payable, net	446,774
Convertible notes payable, net	7,857,579
Warrant liabilities	4,951,306
Income tax payable	73,296	33,032
Insurance financing payable	8,120
Total current liabilities	18,260,152	3,847,061
Convertible notes payable, net – long term		3,790,212
Paycheck protection program – long term		114,700
Total liabilities	18,260,152	7,751,973
STOCKHOLDERS’ DEFICIT
Common stock, $.00001 par value, 34,441,711 shares authorized; 1,284,970 voting and 80,000 non-voting issued and outstanding at December 31, 2021 and 1,204,985 voting 80,000 non-voting issued and outstanding at December 31, 2020	23	22
Additional paid-in capital	12,879,029	12,452,168
Accumulated deficit	(21,800,763)	(13,599,958)
Accumulated other comprehensive (loss) income	(49,910)	630
Total Shareholders’ Equity	(8,971,492)	(1,147,016)
Total liabilities stockholders’ deficit	9,288,660	6,604,957
Freight App Inc [Member] | Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value	129	122
Freight App Inc [Member] | Series Seed Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value